UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	Matthew N. Wells, Esq. Bond, Schoeneck & King, PLLC One Lincoln Center Syracuse, New York 13202 (315) 218-8000

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Pinnacle Growth & Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 76.64%

Accident & Health Insurance - 2.48%
3,312	Aflac, Inc.	$ 207,927

Air Courier Services - 2.04%
1,283	FedEx Corp.	171,050

Aircraft Engines & Engine Parts - 2.08%
1,523	United Technologies Corp.	173,652

Beverages - 2.65%
4,735	Embotelladora Andina S.A. ADR	105,543
2,568	SABMiller SP ADR	115,997
		221,540
Cable & Other Pay Television Services - 2.09%
19,215	Walt Disney Co.	175,063

Cigarettes - 2.00%
3,400	Lorillard, Inc.	167,348

Communication Services, NEC - 2.45%
2,951	DIRECTV *	204,888

Computer & Office Equipment - 1.13%
533	International Business Machines Corp.	94,170

Computer Storage Devices - 2.34%
8,067	EMC Corp.	195,544

Crude Petroleum & Natural Gas - 1.20%
1,249	Apache Corp.	100,245

Electric & Other Electrical Equipment - 2.46%
8,183	General Electric Co.	205,639

Electric & Other Services Combined - 3.68%
5,977	Exelon Corp.	173,333
2,850	SCANA Corp.	134,720
		308,053
Food and Kindred Products - 1.74%
4,435	Mondelez International, Inc.	145,291

General Industrial Machinery & Equipment, Nec - 1.68%
1,757	Pall Corp.	140,736

Grain Mill Products - 1.46%
2,110	Kellogg Co.	122,338

Information Technology Services - 2.46%
4,062	Fidelity National Information Services, Inc.	205,943

Meat Products - 1.44%
6,826	BRF SA ADR	120,683

Petroleum Refining - 4.20%
2,154	Exxon Mobil Corp.	198,512
2,025	Hess Corp.	152,867
		351,379
Pharmaceutical Preparations - 10.35%
4,107	Bristol-Myers Squibb Co.	205,227
3,942	Merck & Co., Inc.	208,807
5,258	Mylan, Inc. *	238,766
4,776	Teva Pharmaceutical Industries Ltd. ADR	213,153
		865,953
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.58%
4,741	The Dow Chemical Co.	215,763

Pumps & Pumping Equipment - 3.83%
5,082	ITT Corp.	208,108
3,380	Xylem, Inc.	112,757
		320,865
Retail-Drug Store & Proprietary Stores - 1.83%
2,257	CVS Caremark Corp.	152,844

Retail-Grocery Stores - 1.37%
2,999	Companhia Brasileira de Distribucicao Class A (Brazil)	114,772

Retail-Miscellaneous Retail - 1.40%
2,377	First Cash Financial Services, Inc. *	116,806

Semiconductors & Related Devices - 1.36%
4,652	Intel Corp.	114,160

Services-Business Services, NEC - 2.49%
19,215	Xerox Corp. (1 right per share)	208,483

Services-Computer Integrated Systems Design - 1.25%
1,413	Caci International, Inc. Class-A (1 right per share) *	104,590

Services-Prepackaged Software - 3.45%
2,860	Adobe Systems, Inc. *	169,283
1,636	Intuit, Inc.	119,837
		289,120
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.23%
4,839	Unilever Plc. ADR	186,834

Specialty Cleaning, Polishing & Sanitation Preparations - 2.47%
2,337	The Clorox Co.	206,287

Telephone Communications (No Radiotelephone) - 2.46%
4,286	Verizon Communications, Inc.	205,814

TOTAL FOR COMMON STOCK (Cost $5,424,608) - 76.64%		6,413,780

CORPORATE BONDS - 12.77%

Consumer Products-Misc. - 0.82%
60,000	Clorox Co. 5.95% 10/15/2017	68,905

Diversified Banking Inst. - 0.62%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	26,317
25,000	Morgan Stanley 4.08212% 3/1/2020 **	25,250
		51,567
Electric Products-Misc. - 1.47%
108,000	Emerson Electric Co. 5.375% 10/15/2017	123,066

Electric-Integrated - 1.25%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	49,310
50,000	Public Service Electric & Gas 6.75% 1/1/2016	55,393
		104,703
Finance-Consumer Loans - 0.56%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	46,894

Finance-Credit Cards - 1.48%
120,000	American Express Credit Co., 2.75%, 09/15/2015	123,895

Finance-Invest Bnkr/Brkr - 0.60%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	50,000

Hotels & Motels - 2.29%
200,000	Marriott International, Inc., 3.25%, 09/15/2022	191,756

Retail-Restaurants - 0.50%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	42,178

Super-Regional Banks US - 0.87%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	72,465

Telephone-Integrated - 1.39%
100,000	Verizon Communications 6.10% 4/15/2018	116,297

Transport-Equipment & Leasing - 0.92%
75,000	Gatx Corp. 8.75% 05/15/2014	76,712

TOTAL FOR CORPORATE BONDS (Cost $1,080,616) - 12.77%		1,068,438

MUTUAL FUND - 6.57%
25,229	DoubleLine Total Return Bond I	277,523
18,589	Blackrock Floating Rate Income Fund	272,515

TOTAL FOR MUTUAL FUND (Cost $551,224) - 6.57%		550,038

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 2.40%
100,000	United States Treasury Notes 0.875% 12/31/2016	100,547
100,000	United States Treasury Notes 0.25% 02/15/2015	100,098
		200,645

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $199,703) - 2.40%		200,645

SHORT TERM INVESTMENTS - 3.92%
328,272	Fidelity Institutional Money Market Portfolio 0.08% ** (Cost $328,272)	328,272

TOTAL INVESTMENTS (Cost $7,584,414) - 102.30%		8,561,173

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.30%)		(192,812)

NET ASSETS - 100.00%		$ 8,368,361

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7 day yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Growth & Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,584,414 amounted to $1,022,388, which consisted of aggregate gross unrealized appreciation of $1,150,839 and aggregate gross unrealized depreciation of $128,451.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

3. FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, open-end funds, and exchange traded funds) are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Open-end Funds including money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,413,780	$0	$0	$6,413,780
Corporate Bonds	0	1,068,438	0	1,068,438
Mutual Funds	550,038	0	0	550,038
U.S. Government Agencies & Obligations	200,645	0	0	200,645
Cash Equivalents	328,272	0	0	328,272
Total	$7,492,735	$1,068,438	$0	$8,561,173

ITEM 2. CONTROLS AND PROCEDURES.

(a)

CONTROLS AND PROCEDURES.  The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

CHANGES IN INTERNAL CONTROLS.  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/ Joseph Masella

 Joseph Masella

 President and Principal Executive Officer

Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Joseph Masella

 Joseph Masella

 President and Principal Executive Officer

Date: March 6, 2014

By /s/ Stephen J. Fauer

  Stephen J. Fauer

  Principal Financial Officer

Date: March 6, 2014